Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	June 2017
Distribution Date	07/17/17
Transaction Month	48
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$6,307,572.11	0.2313008	$-	-	$6,307,572.11
Class C Notes	$40,890,000.00	1.0000000	$36,205,942.20	0.8854474	$4,684,057.80
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$80,507,572.11	0.0535589	$69,515,942.20	0.0462465	$10,991,629.91

Weighted Avg. Coupon (WAC)	3.78%		3.81%
Weighted Avg. Remaining Maturity (WARM)	14.47		13.67
Pool Receivables Balance	$104,291,707.87		$93,141,484.42
Remaining Number of Receivables	23,207		22,395

Adjusted Pool Balance	$103,225,548.10		$92,233,918.19

III. COLLECTIONS

Principal:
Principal Collections	$10,942,279.05
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$224,929.27
Total Principal Collections	$11,167,208.32

Interest:
Interest Collections	$337,791.38
Late Fees & Other Charges	$44,654.26
Interest on Repurchase Principal	$-
Total Interest Collections	$382,445.64

Collection Account Interest	$4,999.88
Reserve Account Interest	$1,953.04
Servicer Advances	$-

Total Collections	$11,556,606.88

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	June 2017
Distribution Date	07/17/17
Transaction Month	48
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$11,556,606.88
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$11,556,606.88

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$86,909.76	$-	$86,909.76	$86,909.76
	Collection Account Interest					$4,999.88
	Late Fees & Other Charges					$44,654.26
Total due to Servicer						$136,563.90

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$-		$-

	Total Class A interest:		$-		$-	$-

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$7,621.65		$7,621.65	$7,621.65

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

	Available Funds Remaining:					$11,285,312.41

9.	Regular Principal Distribution Amount:					$10,991,629.91

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$-		$-
	Class B Notes Total:		$6,307,572.11		$6,307,572.11
	Class C Notes Total:		$4,684,057.80		$4,684,057.80
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$10,991,629.91		$10,991,629.91

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					293,682.50

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,066,159.77
Beginning Period Amount	$1,066,159.77
Current Period Amortization	$158,593.54
Ending Period Required Amount	$907,566.23
Ending Period Amount	$907,566.23
Next Distribution Date Required Amount	$764,282.46

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	June 2017
Distribution Date	07/17/17
Transaction Month	48
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	22.01%	24.63%	24.63%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.86%	21,916	96.65%	$90,021,834.09
30 - 60 Days	1.70%	381	2.63%	$2,453,365.58
61 - 90 Days	0.36%	81	0.57%	$533,056.43
91-120 Days	0.07%	16	0.13%	$125,377.99
121 + Days	0.00%	1	0.01%	$7,850.33
Total		22,395		$93,141,484.42

Delinquent Receivables 30+ Days Past Due
Current Period	2.14%	479	3.35%	$3,119,650.33
1st Preceding Collection Period	2.30%	534	3.53%	$3,676,970.10
2nd Preceding Collection Period	2.19%	525	3.24%	$3,739,449.85
3rd Preceding Collection Period	1.95%	482	2.88%	$3,667,967.22
Four-Month Average	2.14%		3.25%

Repossession in Current Period		18		$101,857.86
Repossession Inventory		52		$76,925.11

Current Charge-Offs
Gross Principal of Charge-Offs				$207,944.40
Recoveries				$(224,929.27)
Net Loss				$(16,984.87)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.20%

Average Pool Balance for Current Period				$98,716,596.14

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.21%
1st Preceding Collection Period				-0.28%
2nd Preceding Collection Period				-1.19%
3rd Preceding Collection Period				-0.76%
Four-Month Average				-0.61%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		26	2,600	$37,969,153.71
Recoveries		22	2,417	$(23,799,831.23)
Net Loss				$14,169,322.48
Cumulative Net Loss as a % of Initial Pool Balance				0.92%

Net Loss for Receivables that have experienced a Net Loss *		17	2,170	$14,321,095.09
Average Net Loss for Receivables that have experienced a Net Loss				$6,599.58

Principal Balance of Extensions				$478,814.35
Number of Extensions				64

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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